Angel Oak Mortgage Trust 2021-1 ABS-15G

Exhibit 99.24

TPR Firm:	EdgeMAC	Date Submitted:	2/11/2021
Client Name:	Angel Oak	Report:	Supplemental Data
Client Project:	AOMT 2021-1	Loans in report:	3

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Most Recent Pay History Longest Available	Credit based Modification Flag	Type of Modification	Modification Term	Servicing Transfer Date	Borrower 3 Original Score	Borrower 4 Original Score	Borrower 3 Original Score Date	Borrower 4 Original Score Date	Borrower 3 Updated Score	Borrower 4 Updated Score	Borrower 3 Updated Score Date	Borrower 4 Updated Score Date	FN Alternative Credit Documentation	Borrower Residency Status	Co-Borrower Residency Status	UW Guideline Author	UW Guideline Date	UW Guideline Program	Originator Credit Grade if appl	Correspondent Name	Qualifying Credit Score	Qualifying Home Value for LTV	HOA Flag	HOA Monthly Premium Amount	Borrower Employment Status	Co Borrower Employment Status	No of Months Statement	Type of Statements	Assets / Income Doc Source - Bank Statements	Income Doc Source (m) - W2	Income Doc Source (m) - Tax Returns	Assets / Income Doc Source (m) - Asset Depletion	Income Doc Source (m) - P&L	Asset Verification (d)	Borrower 1 Doc Type	Borrower 2 Doc Type	Borrower 3 Doc Type	Borrower 4 Doc Type	Investor DTI Prop DTI	Actual In Place Rent	Third Party Market Rent	Recourse	Rent Loss Insurance m	Executed NOO Docs In File	# Units	Lease In Place Flag	Borrower 1 Type	Borrower 2 Type	No Mtg Prop With Lender	No of Properties	Year Built	Total Sq Ft	Property Condition	# Beds	# Baths	Section 8	Acquisition Cost	Renovation Cost	UW Gross Potential Rent	UW Economic Vacancy	UW Effective Gross Income	UW RE Taxes	UW Ins Costs	UW Prop Mgmt Fee	UW Turnover Costs	UW Repairs and Maintenance	UW Marketing and Leasing Costs	UW Utilities	UW Other Costs	UW HOA Fees	UW Cap Ex Reserve	Lease End Date	Borrower 1 Name - By Income	Borrower 2 Name - By Income	Borrower First Name - Per Application	Borrower Last Name - Per Application	Co Borrower First Name - Per Application	Co Borrower Last Name - Per Application	Guarantor 1 Name	Guarantor 1 Experian Score	Guarantor 1 Transunion Score	Guarantor 1 Most Recent Tri Merge Score	Guarantor 1 Most Recent Tri Merge Score Date	Guarantor 1 Total Income	Guarantor 1 Total Debt	Guarantor 2 Name	Guarantor 2 Equifax Score	Guarantor 2 Experian Score	Guarantor 2 Transunion Score	Guarantor 2 Most Recent Tri Merge Score	Guarantor 2 Most Recent Tri Merge Score Date	Guarantor 2 Total Income	Guarantor 2 Total Debt	ACH Payments	Tape Cut Off Date	Annual Property Tax	Annual Insurance Costs	Months Bankruptcy 7 11	Months Bankruptcy 13	Months Deed in Lieu	Months Short Sale or Pre FC	Months Modification	Prior Mtg Rent Late 30d in 24m	Prior Mtg Rent Late 60d in 24m	Prior Mtg Rent Late 90d in 24m	Life Event LOE	Life Event Documented	Prior Occupancy Type	Number of Prior Credit Events	Loan Application Date	Regulatory Loan Purpose	APR	Points Fees	QM Designation	ATR Status	Rate Lock Date	Residual Income Originator	QM Agency UW Test	Non QM Reason Product Type	Non QM Reason DTI Test 43 App Q	Non QM Reason Not App Q Any DTI	Non QM Reason Pts Fees	Non QM Reason Other	Executed ATR Docs In File	QM ATR Exempt Reason	TRID Applicable	Full SFIG TRID 3 0 Scope Reviewed	LP Grade	DU Grade	AUS Engine	Collateral Underwriter CU risk score	Property Inspection Wavier PIW	DSCR	PITIA	Income Used in DSCR	Qualifying Rate	Maturity Date	P I Payment	QM DTI	ATR DTI	Loan Regulation Benchmark Date	Benchmark Rate	HUD-1 Page 1 (Credits) Total	BALLOON FLAG	FIRST RATE ADJUSTMENT DATE	FIRST PAYMENT ADJUSTMENT DATE	PAYMENT ADJUSTMENT FREQUENCY	BORROWER 1 FIRST TIME HOME BUYER	BORROWER 2 FIRST TIME HOME BUYER	MOST RECENT BANKRUPTCY FILING DATE	MOST RECENT BANKRUPTCY TYPE	MOST RECENT BANKRUPTCY DISCHARGE DATE	MOST RECENT FORECLOSURE DATE	MOST RECENT SHORT SALE DATE	MOST RECENT DEED IN LIEU DATE	LEASEHOLD INDICATOR	QUALIFYING PAYMENT	TOTAL ASSETS	WARRANTABLE CONDO
02/11/2021	XXX	XXX	2021010260	X	Borrower is a US Citizen	2/5/2020	XXX	-	XXX	694	XXX	Y	$180.00	Other	2021010260_Bank Statement_{Borrower}___XXX___20190821_XXX.pdf
2021010260_Bank Statement_{Borrower}___XXX___20200121_XXX.pdf
2021010260_Bank Statement_{Borrower}___XXX_20190821_XXX.pdf
2021010260_Bank Statement_{Borrower}___XXX_20190923_XXX.pdf
2021010260_Bank Statement_{Borrower}___XXX_20191122_XXX.pdf
2021010260_Bank Statement_{Borrower}___XXX___20191017_XXX.pdf
2021010260_Bank Statement_{Borrower}_XXX_20190923_XXX.pdf
2021010260_Bank Statement_{Borrower}_XXX_20191220_XXX.pdf
2021010260_Bank Statement_{Borrower}_XXX_20191220_XXX_001.pdf
2021010260_Bank Statement_{Borrower}_XXX_20200121XXXpdf
2021010260_Bank Statement_{Borrower}_XXX_20191017_XXXpdf
2021010260_Bank Statement_XXX___XXX___20191122_XXX.pdf
2021010260_Bank Statement_{Borrower}__{Borrower}__XXX] XXX A 7_21_2014___XXX_20191028_+.pdf
2021010260_Bank Statement_{Borrower}__{Borrower}__XXX} XXX_A 7_21_2014___XXX___20191028+.pdf
2021010260_Bank Statement_{Borrower}__XXX__XXXW21_2014___XXX___2020012+.pdf
2021010260_Bank Statement_{Borrower}__{Borrower}_XXX 7_21_2014_XXX_20200128_4+.pdf
2021010260_Bank Statement_{Borrower}__{Borrower}__XXX_A 7_21_2014___XXX_20200128_4+.pdf
2021010260_Investment Account Statement_{Borrower}__XXX DTD 07_21_2014_XXX_20191231_XXX.pdf
2021010260_Investment Account Statement_{Borrower}__XXX___XXX___20200131_XXX+.pdf
2021010260_Investment Account Statement_{Borrower}__XXX_20191130_XXX.pdf
2021010260_Investment Account Statement_{Borrower}__XXX_20191031_XXX.pdf
2021010260_Investment Account Statement_{Borrower}__XXX_20191031_XXX.pdf
2021010260_Investment Account Statement_{Borrower}__XXX_20191130_XXX.pdf
2021010260_Investment Account Statement_{Borrower}__XXX_20200131_XXX.pdf
																																	2021010260_Investment Account Statement_{Borrower}__XXX_20191231_XXX.pdf		2021010260_Borrower Consent to the Use of Tax Return Information.pdf 2021010260_Borrower Consent to the Use of Tax Return Information_001.pdf 2021010260_Borrower Consent to the Use of Tax Return Information_002.pdf			30	Asset Depletion				33.48%						1				0	5	XXX		C3 - Well maintained/normal wear and tear									$7,602.48	$1,305.96							$2,160.00			XXX		XXX	XXX																				$7,602.48	$1,305.96						0	0	0				0	XXX	Business Purpose	0.000%		Not covered / exempt	Compliant	XXX	$23,832.51		N	N	N	N	N		Investor Property	N	N					No		$2,350.71		6.48%	XXX	$1,428.34	40.041%	40.041%				No				Borrower has prior home ownership experience within the past 3 years								No	$1,428.34	XXX
02/11/2021	XXX	XXX	2021010261	X	Borrower is a US Citizen	2/5/2020	XXX	-	XXX	762	XXX	N	Self-employed	24	Business Account	2021010261_Bank Statement_XXX __{Borrower}_XXX_20200108_XXX.pdf
2021010261_Bank Statement_XXX_{Bank}_20200131_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX _20190731_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20180228_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20180331_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20180430_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20180531_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20180630_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20180731_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20180831_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20190831_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20180930_XXX.pdf
2021010261_Bank Statement_{Employer}_XXX_20181031_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20181130_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20181231_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20190131_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20190228_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20190331_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20190430_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX20190531_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20190630_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20191130_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20190930_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20191031_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20191231_XXX.pdf
2021010261_Bank Statement_{Employer}__XXX_20200131_XXX.pdf
2021010261_Bank Statement_{Employer}_XXX __{Bank}_20200229_XXX.pdf
																																	2021010261_Bank Statement_{Borrower}_XXX __{Bank}_20200206_XXX.pdf		2021010261_Borrower Consent to the Use of Tax Return Information.pdf 2021010261_Borrower Consent to the Use of Tax Return Information_001.pdf 2021010261_Borrower Consent to the Use of Tax Return Information_002.pdf			90	24 Month Bank Statements				38.61%						1				0	0	XXX		C3 - Well maintained/normal wear and tear									$2,737.68	$1,283.04							$0.00			XXX		XXX	XXX																				$2,737.68	$1,283.04												0	XXX	Consumer Purpose	5.138%	10600	Non-Qualified Mortgage	Compliant	XXX	$6,070.49		N	N	Y	Y	N			Y	Y							$3,756.03		5.10%	XXX	$3,420.97	38.611%	38.611%				No	XXX	XXX	12 months / yearly	Borrower is a First Time Home Buyer								No	$3,420.97	XXX
02/11/2021	XXX	XXX	2021010262	X	Not used	Borrower is a Foreign National - missing evidence of legal residency.	2/5/2020	XXX	XXX	999	XXX	Y	$559.00	Self-employed	2021010262_Bank Statement_XXX_20200204_XXX.pdf
2021010262_Bank Statement_XXX_20200402_XXX.pdf
2021010262_Bank Statement_XXX_20200402_XXX_001.pdf
2021010262_Bank Statement_XXX_20200402_XXX_002.pdf
2021010262_Bank Statement_XXX_20200402_XXX_003.pdf
2021010262_Bank Statement_{Borrower}_XXX_20200302_XXX.pdf
2021010262_Bank Statement_{Borrower}_{Bank}_20200203_XXX.pdf
2021010262_Bank Statement_{Borrower}_{Bank}_20200203_XXX_001.pdf
2021010262_Bank Statement_{Borrower}XXX_20200302_XXX.pdf
2021010262_Bank Statement_{Borrower}_XXX_20200302_XXX_001.pdf
2021010262_Bank Statement_{Borrower}_XXX_20200302_XXX_002.pdf
2021010262_Bank Statement_{Borrower}_XXX_20200302_XXX_003.pdf
2021010262_Bank Statement_{Borrower}_XXX_20200310_XXX.pdf
2021010262_Bank Statement_{Borrower}_XXX_20200310_XXX_001.pdf
2021010262_Bank Statement_{Borrower}_XXX_20200310_XXX_002.pdf
																																	2021010262_Bank Statement_XXXS_XXX_20200302_XXX.pdf		2021010262_Borrower Consent to the Use of Tax Return Information.pdf 2021010262_Borrower Consent to the Use of Tax Return Information_001.pdf 2021010262_Borrower Consent to the Use of Tax Return Information_002.pdf 2021010262_Borrower Consent to the Use of Tax Return Information_003.pdf				Full Documentation				36.12%						1				0	0	XXX		C3 - Well maintained/normal wear and tear				XXX					$4,305.96	$2,594.04							$6,708.00			XXX		XXX	XXX																				$4,305.96	$2,594.04												0	XXX	Consumer Purpose	6.764%		Non-Qualified Mortgage	Compliant	XXX	$5,717.20		N	N	Y	N	N			Y	Y				4.8			$3,232.35		6.49%	XXX	$2,098.35	41.199%	36.117%	XXX	3.91%	($2,078.13)	No	XXX	XXX	12 months / yearly	Borrower is a First Time Home Buyer								No	$2,098.35	XXX	Non-Warrantable Condo